Segment and Geographic Information	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Segment and Geographic Information
Note 8 - Segment and Geographic Information

Segment Information

The Company operates its business in one industry, intermodal transportation equipment, and has two operating segments which also represent its reportable segments:
•Equipment leasing - the Company owns, leases and ultimately disposes of containers and chassis from its leasing fleet, as well as manages containers owned by other parties.
•Equipment trading - the Company purchases containers from shipping line customers, and other sellers of containers, and resells these containers to container retailers and users of containers for storage or one-way shipment. Included in the equipment trading segment revenues are leasing revenues from equipment purchased for resale that is currently on lease until the containers are dropped off.
These operating segments were determined based on the chief operating decision makers' review and resource allocation of the products and services offered. The Company’s Chief Operating Decision Maker(s) ("CODM") is the senior executive team.

Most of Triton’s revenues are derived from leasing equipment to the Company's core shipping line customers. The most important driver of profitability is the extent to which leasing revenues, which are driven by the Company's owned equipment fleet size, utilization and average lease rates, exceed ownership (depreciation and interest expense) and operating costs. The Company's profitability is also driven by the gains or losses realized on the sale of used containers and the margins generated from trading new and used containers. The CODM uses leasing margin and disposal gains in the Company's equipment leasing segment and net trading margin in the equipment trading segment as the primary measures of profitability and the basis for the allocation of resources. Within the components of leasing margin, the CODM will analyze the relationship between revenue trends and certain significant expenses including storage and handling and repair costs.

The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended September 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$283,756	$2,025	$285,781	$332,011	$1,827	$333,838
Less:
Depreciation and amortization	77,804	190	77,994	89,044	189	89,233
Interest and debt expense	55,169	397	55,566	69,231	629	69,860
Storage and handling	11,200	—	11,200	12,406	—	12,406
Repair costs	1,755	—	1,755	2,274	—	2,274
Other operating expenses	1,313	—	1,313	1,085	—	1,085
Administrative expenses(1)	26,174	508	26,682	31,112	314	31,426
Other (income) expenses(2)	358	—	358	265	—	265
Leasing margin	$109,983	$930	$110,913	$126,594	$695	$127,289
Net trading margin	—	1,575	1,575	—	646	646
Net gain (loss) on sale of leasing equipment	48,789	—	48,789	3,167	—	3,167
Income (loss) before income taxes			$161,277			$131,102
Total assets	$8,505,380	$105,561	$8,610,941	$9,934,916	$101,178	$10,036,094
Purchases of leasing equipment and investments in sales-type leases(3)(4)	$107,560	$—	$107,560	$914,085	$—	$914,085

	Nine Months Ended September 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$904,758	$5,313	$910,071	$1,021,083	$5,673	$1,026,756
Less:
Depreciation and amortization	253,954	552	254,506	296,389	572	296,961
Interest and debt expense	183,379	1,702	185,081	195,610	1,270	196,880
Storage and handling	37,923	—	37,923	33,388	—	33,388
Repair costs	6,857	—	6,857	7,424	—	7,424
Other operating expenses	4,016	—	4,016	4,536	—	4,536
Administrative expenses(1)	77,896	1,247	79,143	78,949	890	79,839
Other (income) expenses(2)	900	—	900	2,499	—	2,499
Leasing margin	$339,833	$1,812	$341,645	$402,288	$2,941	$405,229
Net trading margin	—	2,627	2,627	—	1,994	1,994
Net gain (loss) on sale of leasing equipment	49,368	—	49,368	21,722	—	21,722
Income (loss) before income taxes			$393,640			$428,945
Total assets	$8,505,380	$105,561	$8,610,941	$9,934,916	$101,178	$10,036,094
Purchases of leasing equipment and investments in sales-type leases(3)(4)	$324,196	$—	$324,196	$1,014,279	$—	$1,014,279
(1)    Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2)    Other (income) expenses primarily includes the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in sales-type leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.
(4)    Includes purchases of assets in connection with the GCI Acquisition.

There are no intercompany revenues or expenses between segments. Certain administrative expenses have been allocated between segments based on an estimate of services provided to each segment. A portion of the Company's equipment purchased for resale in the equipment trading segment may be leased for a period of time and is reflected as leasing equipment as opposed to equipment held for sale and the cash flows associated with these transactions are reflected as purchases of leasing equipment and proceeds from the sale of equipment in investing activities in the Company's Consolidated Statements of Cash Flows.

Geographic Segment Information

The Company generates the majority of its leasing revenues from international containers which are deployed by its customers in a wide variety of global trade routes. The majority of the Company's leasing related revenue is denominated in U.S. dollars.

The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Total revenues:
Asia	$104,260	$125,396	$336,006	$391,115
Europe	149,394	174,823	478,730	536,650
Americas	13,414	14,357	42,357	45,378
Bermuda	397	1,138	2,576	3,333
Other International	18,316	18,124	50,402	50,280
Total	$285,781	$333,838	$910,071	$1,026,756
Since the majority of the Company's containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company's long-lived assets are considered to be international.

The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Total equipment trading revenues:
Asia	$6,697	$1,107	$13,322	$5,271
Europe	6,877	3,785	18,204	8,207
Americas	8,268	8,863	24,192	24,139
Bermuda	—	—	—	—
Other International	3,601	3,188	10,581	7,652
Total	$25,443	$16,943	$66,299	$45,269